Cash and Cash Equivalents: (Tables)	12 Months Ended
Dec. 31, 2015
Cash and Cash Equivalents: (Tables) [Abstract]
Cash and Cash Equivalents:	Note 5. Cash and Cash Equivalents:
	December 31,	December 31,
	2015	2014
Bank deposits	$9,278,730	$6,367,049
Money market funds	72,162	72,098
Total	$9,350,892	$6,439,147